Commitments (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Jan. 18, 2018	Sep. 01, 2016
Term of Lease	3 years	3 years
Office Agreement in Colorado per month rent			$ 91
Term of Lease Agreement	12 months	12 months
Paofpybitty percent of sales obligation		3.00%
Paofpybitty annual payment obligation		$ 30,000
Landlord Note Payable
Monthly Payment Year One				$ 7,715
Monthly Payments Year Two				7,972
Monthly Payments Year Three				$ 8,229